ADVANCES FOR FUTURE CAPITAL INCREASE	12 Months Ended
Dec. 31, 2019
ADVANCES FOR FUTURE CAPITAL INCREASE
ADVANCES FOR FUTURE CAPITAL INCREASE

NOTE 13 - ADVANCES FOR FUTURE CAPITAL INCREASE

The Company and its subsidiaries present in non-current assets amounts corresponding to advances for future capital increase in the following investees, as per below:

	Balance as of				Monetary	Balance as of
	12/31/2018	Additions	Returns	Capitalizations	update	12/31/2019
Investments guaranteed by equity equivalence:
Energia Sustentável do Brasil (a)	337,200	138,400	—	(337,200)	—	138,400
TDG Transmissora Delmiro Gouveia (b)	101,000	—	—	(101,000)	—	—
Fronteira Oeste Transmissora de Energia S.A.	13,010	41,310	—	(13,004)	—	41,316
Vamcruz I Participações S.A.	5,929	—	(5,027)	(1,751)	849	—
Other investments	2,424	—	—	(883)	—	1,541
Total	459,563	179,710	(5,027)	(453,838)	849	181,257

	Balance as of			Monetary		Balance as of
	12/31/2017	Additions	Capitalizations	update	Transfer	12/31/2018
Investments guaranteed by equity equivalence:
Energia Sustentável do Brasil	734,400	138,000	(535,200)	—	—	337,200
TDG Transmissora Delmiro Gouveia	101,000	—	—	—	—	101,000
Fronteira Oeste Transmissora de Energia S.A.	37,467	13,005	(37,462)	—	—	13,010
Vamcruz I Participações S.A.	9,800	—	(3,871)	—	—	5,929
Geradora eólica Itaguaçu da Bahia SPE S.A.(c)	72,814	—	—	—	(72,814)	—
Other investments	4,357	—	(2,497)	883	(319)	2,424
Total	959,838	151,005	(2,497)	883	(73,133)	459,563

(a)Energia Sustentável do Brasil

Funding is made according to the schedules approved at the Board of Directors' meetings. These funds are transferred by the Affiliate's shareholders in the form of an Advance for Future Capital Increase.

In April 2019, the capital increase subscribed to the subsidiary Energia Sustentável do Brasil was approved through the issuance of new common shares, all without par value, subscribed and fully paid up by the shareholders of the subsidiary, in proportion to their holdings. Therefore, the subsidiaries Chesf and Eletrosul paid in the amount of R$ 168,600 each.

In December 2019, Eletrosul anticipated the AFAC of R$ 6,000 for January 2020. This occurred due to the forecast for the incorporation of Eletrosul by CGTEE, which took place on January 2, 2020.

(b)TDG Transmissora Delmiro Gouveia

On October 31, 2019, the capitalization of the AFACs carried out by Chesf was approved, in the amount of R$ 101 million and then the acquisition, by Chesf, of ATP's shareholding in TDG for the amount of R$ 34 million. Since then, TDG has become a wholly owned subsidiary of Chesf, as per note 40.

(c)Geradora Eólica Itaguaçu da Bahia SPE S.A.

Due to the non-onerous assignment of Furnas' interests in the Fortim Compounds and Itaguaçu da Bahia, the AFACs balances referring to these Companies were transferred to Brasil Ventos.